Inventories	9 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Inventories

Note 7. Inventories

As of September 30, 2022, inventories consist of crude oil and Fenix iron. The crude oil is related to our oil gathering facility in Delhi, Louisiana. The nano Fenix Iron are finished goods that have a 20-year shelf life and were acquired at cost for $192,000. As of December 31, 2021, inventories consist primarily of the Fenix Iron. Inventories are valued at the lower of cost or market (net realizable value).